Document and Entity Information	Jun. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	Compass EMP Funds Trust
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Jul. 10, 2015
Document Effective Date	Jul. 10, 2015
Prospectus Date	Nov. 01, 2014
Compass EMP International 500 Enhanced Volatility Weighted Fund | Compass EMP International 500 Enhanced Volatility Weighted Fund Class A
Prospectus:
Trading Symbol	CVHAX
Compass EMP International 500 Enhanced Volatility Weighted Fund | Compass EMP International 500 Enhanced Volatility Weighted Fund Class T
Prospectus:
Trading Symbol	CVHTX
Compass EMP International 500 Enhanced Volatility Weighted Fund | Compass EMP International 500 Enhanced Volatility Weighted Fund Class C
Prospectus:
Trading Symbol	CVHCX
Compass EMP International 500 Enhanced Volatility Weighted Fund | Compass EMP International 500 Enhanced Volatility Weighted Fund Class I
Prospectus:
Trading Symbol	CVHIX
Compass EMP REC Enhanced Volatility Weighted Fund | Compass EMP REC Enhanced Volatility Weighted Fund Class A
Prospectus:
Trading Symbol	CWRAX
Compass EMP REC Enhanced Volatility Weighted Fund | Compass EMP REC Enhanced Volatility Weighted Fund Class T
Prospectus:
Trading Symbol	CWRTX
Compass EMP REC Enhanced Volatility Weighted Fund | Compass EMP REC Enhanced Volatility Weighted Fund Class C
Prospectus:
Trading Symbol	CWRCX
Compass EMP REC Enhanced Volatility Weighted Fund | Compass EMP REC Enhanced Volatility Weighted Fund Class I
Prospectus:
Trading Symbol	CWRIX
Compass EMP Enhanced Fixed Income Fund | Compass EMP Enhanced Fixed Income Fund Class A
Prospectus:
Trading Symbol	CEBAX
Compass EMP Enhanced Fixed Income Fund | Compass EMP Enhanced Fixed Income Fund Class T
Prospectus:
Trading Symbol	CEBTX
Compass EMP Enhanced Fixed Income Fund | Compass EMP Enhanced Fixed Income Fund Class C
Prospectus:
Trading Symbol	CEBCX
Compass EMP Enhanced Fixed Income Fund | Compass EMP Enhanced Fixed Income Fund Class I
Prospectus:
Trading Symbol	CEBIX